Cover	Oct. 13, 2025	Sep. 09, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 13, 2025
Entity Registrant Name		AVIDITY BIOSCIENCES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39321
Entity Tax Identification Number		46-1336960
Entity Address, Address Line One		3020 Callan Road
Entity Address, City or Town		San Diego
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92121
City Area Code		858
Local Phone Number		401-7900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		RNA
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001599901
Amendment Flag		false
Document Information [Line Items]
Entity Address, Postal Zip Code		92121
Entity Address, Address Line One		3020 Callan Road
Entity Address, City or Town		San Diego
Entity Address, State or Province		CA
Document Period End Date	Oct. 13, 2025